Supplement to the
Fidelity's Targeted International Equity Funds®
December 30, 2017
Prospectus

The following information replaces similar information for Fidelity® China Region Fund found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Bobby Bao (lead portfolio manager) has managed the fund since October 2011.

Stephen Lieu (co-manager) and Ivan Xie (co-manager) have managed the fund since April 2018.

The following information replaces similar information for Fidelity® Europe Fund found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Stefan Lindblad (co-manager) has managed the fund since December 2013.

Andrew Sergeant (co-manager) has managed the fund since June 2018.

Effective June 1, 2018, Mr. Sergeant is named co-portfolio manager and, on that date, will assume portfolio management responsibilities for the fund while Mr. Lindblad is on leave of absence from the firm. Mr. Lindblad is expected to return August 31, 2018.

The following information replaces similar information for Fidelity® Nordic Fund found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Stefan Lindblad (co-manager) has managed the fund since October 2014.

Andrew Sergeant (co-manager) has managed the fund since June 2018.

Effective June 1, 2018, Mr. Sergeant is named co-portfolio manager and, on that date, will assume portfolio management responsibilities for the fund while Mr. Lindblad is on leave of absence from the firm. Mr. Lindblad is expected to return August 31, 2018.

The following information replaces the biographical information for Fidelity® China Region Fund found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Bobby Bao is lead portfolio manager of Fidelity® China Region Fund, which he has managed since October 2011. Since joining Fidelity Investments in 1997, Mr. Bao has worked as an equity research analyst and portfolio manager.

Stephen Lieu is co-manager of Fidelity® China Region Fund, which he has managed since April 2018. Since joining Fidelity Investments in 2013, Mr. Lieu has worked as a summer intern, research analyst, and portfolio manager.

Ivan Xie is co-manager of Fidelity® China Region Fund, which he has managed since April 2018. Since joining Fidelity Investments in 2010, Mr. Xie has worked as a research analyst and portfolio manager.

The following Information replaces the biographical information for Mr. Lindbald found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Stefan Lindblad is co-manager of Fidelity® Europe Fund, which he has managed since December 2013 and co-manager of Fidelity® Nordic Fund, which he has managed since October 2014. He also manages other funds. Since joining Fidelity Investments in 2010, Mr. Lindblad has worked as a research analyst and portfolio manager.

The following information supplements similar information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Andrew Sergeant is co-manager of Fidelity® Europe Fund, which he has managed since June 2018 and and co-manager of Fidelity® Nordic Fund, which he has managed since June 2018. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Sergeant has worked as an analyst and portfolio manager.

Effective June 1, 2018, Mr. Sergeant is named co-portfolio manager and, on that date, will assume portfolio management responsibilities for the fund while Mr. Lindblad is on leave of absence from the firm. Mr. Lindblad is expected to return August 31, 2018.

TIF-18-02 1.483702.197	June 1, 2018